As filed with the Securities and Exchange Commission on March 16, 2017

Securities Act File No. 333-208878
Investment Company Act File No. 811-23125

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post Effective Amendment No. 2	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 6	[X]

(Check appropriate box or boxes)

ELEVATION ETF TRUST
 (Exact Name of Registrant as Specified in its Charter)

1290 Broadway
Suite 1100
Denver, Colorado 80203
  (Address of Principal Executive Offices)

(303) 623-2577
  Registrant’s Telephone Number

Andrea E. Kuchli, Esq.
ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203
  (Name and Address of Agent for Service)

Copy to:
Laura Flores, Esq.
Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
 Washington, DC 20004

It is proposed that this filing will become effective:

[X]	Immediately upon filing pursuant to paragraph (b)

[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on March 16, 2017.

ELEVATION ETF TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signatures	Title	Date

/s/ Jeremy O. May	President & Trustee	March 16, 2017
Jeremy O. May /s/ Jeremy W. Deems*	Trustee	March 16, 2017
Jeremy W. Deems /s/ Clifford J. Weber*	Trustee	March 16, 2017
Clifford J. Weber /s/ Kimberly Storms	Treasurer	March 16, 2017
Kimberly Storms

*	Signature affixed by Andrea E. Kuchli, Secretary of the Trust, pursuant to a Power of Attorney signed on March 2, 2016.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase